Note 12 - Income Taxes - Deductible Temporary Differences (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deductible temporary differences	$ 53,796,637	$ 53,099,667
Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	18,758,080	17,803,193
Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	24,538,993	24,538,993
Exploration and evaluation assets deductible differences [member]
Statement Line Items [Line Items]
Deductible temporary differences	8,221,842	8,221,842
Share issue costs [member]
Statement Line Items [Line Items]
Deductible temporary differences	1,554,264	1,778,234
Property, plant and equipment deductible temporary differences [member]
Statement Line Items [Line Items]
Deductible temporary differences	483,609	10,127
Cumulative eligible capital deduction [member]
Statement Line Items [Line Items]
Deductible temporary differences		507,429
Investment tax credit [member]
Statement Line Items [Line Items]
Deductible temporary differences	$ 239,849	$ 239,849